Alliance Revenue (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	[1]	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Alliance revenue	$ 341		$ 138	$ 627	$ 290
Enhertu
Disclosure of products and services [line items]
Alliance revenue				475	175
Tezspire
Disclosure of products and services [line items]
Alliance revenue				105	16
Vaxzevria: royalties
Disclosure of products and services [line items]
Alliance revenue					60
Other royalty income
Disclosure of products and services [line items]
Alliance revenue				41	34
Other Alliance Revenue
Disclosure of products and services [line items]
Alliance revenue				$ 6	$ 5

[1]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.